Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 shares $ / shares	Dec. 31, 2023 $ / shares
Statement [line items]
Exercise price		$ 18
Third stock option plan [member]
Statement [line items]
Number of options granted | shares	1,274,000
Exercise price	$ 11.04